FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INCOME (EXPENSES)
Schedule of financial income (expenses)

	2020	2019	2018
Financial Income
Interest income	177,236	272,158	246,083
Interest receivable (customers, taxes and other)	98,232	177,636	118,476
Gain on derivative transactions (Note 31)	181,162	315,351	305,996
Foreign exchange variations on loans and financing (Note 20)	—	5,140	32,326
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others) (1)	780,663	209,447	3,341,211
Other financial income	114,237	153,138	68,548
Total	1,351,530	1,132,870	4,112,640

Financial Expenses
Loan, financing, debenture and leases charges (Note 20) (2)	(648,816)	(830,686)	(510,398)
Foreign exchange variation on loans and financing (Note 20)	—	(4,036)	(61,174)
Loss on derivative transactions (Note 31)	(179,128)	(263,388)	(295,208)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(129,030)	(144,779)	(186,238)
Other expenses with foreign exchange and monetary variation (contingencies, suppliers, taxes and others)	(805,823)	(615,291)	(963,463)
IOF, Pis, Cofins and other financial expenses (3)	(162,162)	(94,831)	(269,006)
Total	(1,924,959)	(1,953,011)	(2,285,487)
Financial income (expenses), net	(573,429)	(820,141)	1,827,153
(1)

For the year ended December 31, 2020, includes tax credits amounting to R$512,659, arising from the final court proceeding in favor of the Company and its subsidiary (TData), which recognized the right to exclude ICMS (VAT) from the basis of calculation of PIS and COFINS contributions for the periods from November 2001 to March 2016 and July 2002 to August 2003 (Note 8).

For the year ended December 31, 2018, includes tax credits amounting to R$2,926,247, arising from the final court proceeding in favor of the Company and its subsidiary (TData), which recognized the right to exclude ICMS (VAT) from the basis of calculation of PIS and COFINS contributions for the periods from September 2003 to June 2017 and July 2004 to June 2013.

(2)	Includes the consolidated amounts of R$526,127, R$457,985 and R$45,501 in the years ended December 31, 2020, 2019 and 2018, respectively, related to leases charges.
(3)	Includes the amount of PIS and COFINS on the indexation for inflation credits in (1) above.